Deposits (Tables)	12 Months Ended
Mar. 31, 2026
Deposits [Abstract]
Time Deposits by Maturity
The maturity information at March 31, 2026 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥37,037,913	¥40,424,172
Due after one year through two years	3,730,654	514,655
Due after two years through three years	2,107,465	141,238
Due after three years through four years	625,553	25,356
Due after four years through five years	602,508	15,860
Due after five years	859,518	16,492
Total	¥44,963,611	¥41,137,773